Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	Putnam RetirementReady Funds
Central Index Key	0001295293
Amendment Flag	false
Document Creation Date	Nov 28, 2012
Document Effective Date	Nov 30, 2012
Prospectus Date	Nov 30, 2012

Putnam RetirementReady 2055 Fund
Fund summaries Putnam RetirementReady 2055 Fund
Goal
Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2055 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2055 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Acquired fund fees and expenses		1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Total annual fund operating expenses		1.76%	2.51%	2.51%	2.26%	2.01%	1.51%
Expense reimbursement	[2]	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)
Total annual fund operating expenses after expense reimbursement		1.28%	2.03%	2.03%	1.78%	1.53%	1.03%
[1]	Restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2055 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	698	706	306	525	156	105
3 years	1,054	1,036	736	987	584	430
5 years	1,432	1,492	1,292	1,476	1,039	778
10 years	2,492	2,625	2,810	2,818	2,299	1,761

Expense Example, No Redemption Putnam RetirementReady 2055 Fund (USD $)	Class B	Class C
1 year	206	206
3 years	736	736
5 years	1,292	1,292
10 years	2,625	2,810

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 167%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.The fund's target allocations will increasingly emphasize capital preservation and income as the target date approaches.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be illiquid.

An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	14.30%
Best calendar quarter Q4 2011	9.69%
Worst calendar quarter Q3 2011	-17.57%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2055 Fund	1 year	Since Inception	Inception Date
Class A	(10.71%)	(5.17%)	Nov 30, 2010
Class A after taxes on distributions	(11.42%)	(7.79%)	Nov 30, 2010
Class A after taxes on distributions and sale of fund shares	(6.45%)	(5.55%)	Nov 30, 2010
Class B	(10.53%)	(3.90%)	Nov 30, 2010
Class C	(6.85%)	(0.56%)	Nov 30, 2010
Class M	(8.99%)	(3.47%)	Nov 30, 2010
Class R	(5.49%)	(0.08%)	Nov 30, 2010
Class Y	(5.00%)	0.43%	Nov 30, 2010
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	8.22%	Nov 30, 2010
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.15%	Nov 30, 2010

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summaries Putnam RetirementReady 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 167%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.The fund's target allocations will increasingly emphasize capital preservation and income as the target date approaches.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be illiquid.

An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	14.30%
Best calendar quarter Q4 2011	9.69%
Worst calendar quarter Q3 2011	-17.57%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Putnam RetirementReady 2055 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	1,054
5 years	rr_ExpenseExampleYear05	1,432
10 years	rr_ExpenseExampleYear10	2,492
2011	rr_AnnualReturn2011	(5.26%)
1 year	rr_AverageAnnualReturnYear01	(10.71%)
Since inception	rr_AverageAnnualReturnSinceInception	(5.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.03%
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	1,036
5 years	rr_ExpenseExampleYear05	1,492
10 years	rr_ExpenseExampleYear10	2,625
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	736
5 years	rr_ExpenseExampleNoRedemptionYear05	1,292
10 years	rr_ExpenseExampleNoRedemptionYear10	2,625
1 year	rr_AverageAnnualReturnYear01	(10.53%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.03%
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	736
5 years	rr_ExpenseExampleYear05	1,292
10 years	rr_ExpenseExampleYear10	2,810
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	736
5 years	rr_ExpenseExampleNoRedemptionYear05	1,292
10 years	rr_ExpenseExampleNoRedemptionYear10	2,810
1 year	rr_AverageAnnualReturnYear01	(6.85%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.78%
1 year	rr_ExpenseExampleYear01	525
3 years	rr_ExpenseExampleYear03	987
5 years	rr_ExpenseExampleYear05	1,476
10 years	rr_ExpenseExampleYear10	2,818
1 year	rr_AverageAnnualReturnYear01	(8.99%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.53%
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	584
5 years	rr_ExpenseExampleYear05	1,039
10 years	rr_ExpenseExampleYear10	2,299
1 year	rr_AverageAnnualReturnYear01	(5.49%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	430
5 years	rr_ExpenseExampleYear05	778
10 years	rr_ExpenseExampleYear10	1,761
1 year	rr_AverageAnnualReturnYear01	(5.00%)
Since inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.42%)
Since inception	rr_AverageAnnualReturnSinceInception	(7.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.45%)
Since inception	rr_AverageAnnualReturnSinceInception	(5.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010
Putnam RetirementReady 2055 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Restated to reflect current fees.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.

Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2050 Fund
Goal
Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2050 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2050 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Acquired fund fees and expenses		1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Total annual fund operating expenses		1.42%	2.17%	2.17%	1.92%	1.67%	1.17%
Expense reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after expense reimbursement		1.27%	2.02%	2.02%	1.77%	1.52%	1.02%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2050 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	697	705	305	524	155	104
3 years	985	965	665	918	512	357
5 years	1,293	1,351	1,151	1,337	893	629
10 years	2,167	2,301	2,491	2,503	1,964	1,407

Expense Example, No Redemption Putnam RetirementReady 2050 Fund (USD $)	Class B	Class C
1 year	205	205
3 years	665	665
5 years	1,151	1,151
10 years	2,301	2,491

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 61%.
Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations will increasingly emphasize capital preservation and income as the target date approaches.

The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	14.26%
Best calendar quarter Q2 2009	20.02%
Worst calendar quarter Q4 2008	-21.20%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2050 Fund	1 year	5 years	Since inception	Inception Date
Class A	(9.58%)	(3.57%)	1.38%	May 2, 2005
Class A after taxes on distributions	(10.40%)	(5.92%)	(0.73%)	May 2, 2005
Class A after taxes on distributions and sale of fund shares	(5.87%)	(4.06%)	0.21%	May 2, 2005
Class B	(9.39%)	(3.40%)	1.52%	May 2, 2005
Class C	(5.79%)	(3.16%)	1.51%	May 2, 2005
Class M	(7.90%)	(3.60%)	1.22%	May 2, 2005
Class R	(4.31%)	(2.67%)	2.01%	May 2, 2005
Class Y	(3.87%)	(2.18%)	2.53%	May 2, 2005
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.40%	May 2, 2005
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.74%	May 2, 2005

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 61%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations will increasingly emphasize capital preservation and income as the target date approaches.

The following table presents your fund’s approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	14.26%
Best calendar quarter Q2 2009	20.02%
Worst calendar quarter Q4 2008	-21.20%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	697
3 years	rr_ExpenseExampleYear03	985
5 years	rr_ExpenseExampleYear05	1,293
10 years	rr_ExpenseExampleYear10	2,167
2006	rr_AnnualReturn2006	15.77%
2007	rr_AnnualReturn2007	1.31%
2008	rr_AnnualReturn2008	(38.93%)
2009	rr_AnnualReturn2009	31.02%
2010	rr_AnnualReturn2010	13.82%
2011	rr_AnnualReturn2011	(4.10%)
1 Year	rr_AverageAnnualReturnYear01	(9.58%)
5 Years	rr_AverageAnnualReturnYear05	(3.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.02%
1 year	rr_ExpenseExampleYear01	705
3 years	rr_ExpenseExampleYear03	965
5 years	rr_ExpenseExampleYear05	1,351
10 years	rr_ExpenseExampleYear10	2,301
1 year	rr_ExpenseExampleNoRedemptionYear01	205
3 years	rr_ExpenseExampleNoRedemptionYear03	665
5 years	rr_ExpenseExampleNoRedemptionYear05	1,151
10 years	rr_ExpenseExampleNoRedemptionYear10	2,301
1 Year	rr_AverageAnnualReturnYear01	(9.39%)
5 Years	rr_AverageAnnualReturnYear05	(3.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.02%
1 year	rr_ExpenseExampleYear01	305
3 years	rr_ExpenseExampleYear03	665
5 years	rr_ExpenseExampleYear05	1,151
10 years	rr_ExpenseExampleYear10	2,491
1 year	rr_ExpenseExampleNoRedemptionYear01	205
3 years	rr_ExpenseExampleNoRedemptionYear03	665
5 years	rr_ExpenseExampleNoRedemptionYear05	1,151
10 years	rr_ExpenseExampleNoRedemptionYear10	2,491
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.77%
1 year	rr_ExpenseExampleYear01	524
3 years	rr_ExpenseExampleYear03	918
5 years	rr_ExpenseExampleYear05	1,337
10 years	rr_ExpenseExampleYear10	2,503
1 Year	rr_AverageAnnualReturnYear01	(7.90%)
5 Years	rr_AverageAnnualReturnYear05	(3.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.52%
1 year	rr_ExpenseExampleYear01	155
3 years	rr_ExpenseExampleYear03	512
5 years	rr_ExpenseExampleYear05	893
10 years	rr_ExpenseExampleYear10	1,964
1 Year	rr_AverageAnnualReturnYear01	(4.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	357
5 years	rr_ExpenseExampleYear05	629
10 years	rr_ExpenseExampleYear10	1,407
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
5 Years	rr_AverageAnnualReturnYear05	(2.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.40%)
5 Years	rr_AverageAnnualReturnYear05	(5.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.87%)
5 Years	rr_AverageAnnualReturnYear05	(4.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Putnam RetirementReady 2050 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2045 Fund
Goal
Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2045 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2045 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Acquired fund fees and expenses		0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Total annual fund operating expenses		1.36%	2.11%	2.11%	1.86%	1.61%	1.11%
Expense reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total annual fund operating expenses after expense reimbursement		1.24%	1.99%	1.99%	1.74%	1.49%	0.99%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2045 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	694	702	302	520	151	101
3 years	969	948	648	902	495	340
5 years	1,264	1,321	1,121	1,308	863	598
10 years	2,102	2,236	2,428	2,440	1,897	1,336

Expense Example, No Redemption Putnam RetirementReady 2045 Fund (USD $)	Class B	Class C
1 year	202	202
3 years	648	648
5 years	1,121	1,121
10 years	2,236	2,428

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 47%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	14.15%
Best calendar quarter Q2 2009	19.73%
Worst calendar quarter Q4 2008	-21.05%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2045 Fund	1 year	5 years	Since inception	Inception Date
Class A	(9.53%)	(3.38%)	1.96%	Nov 1, 2004
Class A after taxes on distributions	(10.22%)	(5.82%)	(0.22%)	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(5.88%)	(3.69%)	0.92%	Nov 1, 2004
Class B	(9.37%)	(3.17%)	2.05%	Nov 1, 2004
Class C	(5.62%)	(2.95%)	2.04%	Nov 1, 2004
Class M	(7.81%)	(3.39%)	1.80%	Nov 1, 2004
Class R	(4.23%)	(2.46%)	2.56%	Nov 1, 2004
Class Y	(3.74%)	(1.98%)	3.07%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 47%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	14.15%
Best calendar quarter Q2 2009	19.73%
Worst calendar quarter Q4 2008	-21.05%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2045 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	694
3 years	rr_ExpenseExampleYear03	969
5 years	rr_ExpenseExampleYear05	1,264
10 years	rr_ExpenseExampleYear10	2,102
2005	rr_AnnualReturn2005	8.04%
2006	rr_AnnualReturn2006	16.01%
2007	rr_AnnualReturn2007	1.57%
2008	rr_AnnualReturn2008	(38.55%)
2009	rr_AnnualReturn2009	31.13%
2010	rr_AnnualReturn2010	13.75%
2011	rr_AnnualReturn2011	(4.03%)
1 year	rr_AverageAnnualReturnYear01	(9.53%)
5 years	rr_AverageAnnualReturnYear05	(3.38%)
Since inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.99%
1 year	rr_ExpenseExampleYear01	702
3 years	rr_ExpenseExampleYear03	948
5 years	rr_ExpenseExampleYear05	1,321
10 years	rr_ExpenseExampleYear10	2,236
1 year	rr_ExpenseExampleNoRedemptionYear01	202
3 years	rr_ExpenseExampleNoRedemptionYear03	648
5 years	rr_ExpenseExampleNoRedemptionYear05	1,121
10 years	rr_ExpenseExampleNoRedemptionYear10	2,236
1 year	rr_AverageAnnualReturnYear01	(9.37%)
5 years	rr_AverageAnnualReturnYear05	(3.17%)
Since inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.99%
1 year	rr_ExpenseExampleYear01	302
3 years	rr_ExpenseExampleYear03	648
5 years	rr_ExpenseExampleYear05	1,121
10 years	rr_ExpenseExampleYear10	2,428
1 year	rr_ExpenseExampleNoRedemptionYear01	202
3 years	rr_ExpenseExampleNoRedemptionYear03	648
5 years	rr_ExpenseExampleNoRedemptionYear05	1,121
10 years	rr_ExpenseExampleNoRedemptionYear10	2,428
1 year	rr_AverageAnnualReturnYear01	(5.62%)
5 years	rr_AverageAnnualReturnYear05	(2.95%)
Since inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.74%
1 year	rr_ExpenseExampleYear01	520
3 years	rr_ExpenseExampleYear03	902
5 years	rr_ExpenseExampleYear05	1,308
10 years	rr_ExpenseExampleYear10	2,440
1 year	rr_AverageAnnualReturnYear01	(7.81%)
5 years	rr_AverageAnnualReturnYear05	(3.39%)
Since inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.49%
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	495
5 years	rr_ExpenseExampleYear05	863
10 years	rr_ExpenseExampleYear10	1,897
1 year	rr_AverageAnnualReturnYear01	(4.23%)
5 years	rr_AverageAnnualReturnYear05	(2.46%)
Since inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	598
10 years	rr_ExpenseExampleYear10	1,336
1 year	rr_AverageAnnualReturnYear01	(3.74%)
5 years	rr_AverageAnnualReturnYear05	(1.98%)
Since inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(10.22%)
5 years	rr_AverageAnnualReturnYear05	(5.82%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.88%)
5 years	rr_AverageAnnualReturnYear05	(3.69%)
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2045 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2040 Fund
Goal
Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2040 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2040 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Acquired fund fees and expenses		0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Total annual fund operating expenses		1.32%	2.07%	2.07%	1.82%	1.57%	1.07%
Expense reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total annual fund operating expenses after expense reimbursement		1.20%	1.95%	1.95%	1.70%	1.45%	0.95%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2040 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	690	697	297	516	147	96
3 years	957	936	636	890	482	327
5 years	1,244	1,300	1,100	1,287	841	576
10 years	2,059	2,193	2,385	2,398	1,852	1,289

Expense Example, No Redemption Putnam RetirementReady 2040 Fund (USD $)	Class B	Class C
1 year	197	197
3 years	636	636
5 years	1,100	1,100
10 years	2,193	2,385

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 43%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	13.98%
Best calendar quarter Q2 2009	19.41%
Worst calendar quarter Q4 2008	-20.83%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2040 Fund	1 year	5 years	Since inception	Inception Date
Class A	(9.45%)	(3.07%)	2.09%	Nov 1, 2004
Class A after taxes on distributions	(9.94%)	(5.11%)	0.20%	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(5.90%)	(3.26%)	1.15%	Nov 1, 2004
Class B	(9.36%)	(2.90%)	2.17%	Nov 1, 2004
Class C	(5.55%)	(2.64%)	2.18%	Nov 1, 2004
Class M	(7.69%)	(3.10%)	1.91%	Nov 1, 2004
Class R	(4.15%)	(2.16%)	2.69%	Nov 1, 2004
Class Y	(3.68%)	(1.67%)	3.19%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 43%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	13.98%
Best calendar quarter Q2 2009	19.41%
Worst calendar quarter Q4 2008	-20.83%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	957
5 years	rr_ExpenseExampleYear05	1,244
10 years	rr_ExpenseExampleYear10	2,059
2005	rr_AnnualReturn2005	7.97%
2006	rr_AnnualReturn2006	15.40%
2007	rr_AnnualReturn2007	1.58%
2008	rr_AnnualReturn2008	(37.92%)
2009	rr_AnnualReturn2009	31.84%
2010	rr_AnnualReturn2010	13.65%
2011	rr_AnnualReturn2011	(3.90%)
1 year	rr_AverageAnnualReturnYear01	(9.45%)
5 years	rr_AverageAnnualReturnYear05	(3.07%)
Since inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	697
3 years	rr_ExpenseExampleYear03	936
5 years	rr_ExpenseExampleYear05	1,300
10 years	rr_ExpenseExampleYear10	2,193
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	636
5 years	rr_ExpenseExampleNoRedemptionYear05	1,100
10 years	rr_ExpenseExampleNoRedemptionYear10	2,193
1 year	rr_AverageAnnualReturnYear01	(9.36%)
5 years	rr_AverageAnnualReturnYear05	(2.90%)
Since inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	297
3 years	rr_ExpenseExampleYear03	636
5 years	rr_ExpenseExampleYear05	1,100
10 years	rr_ExpenseExampleYear10	2,385
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	636
5 years	rr_ExpenseExampleNoRedemptionYear05	1,100
10 years	rr_ExpenseExampleNoRedemptionYear10	2,385
1 year	rr_AverageAnnualReturnYear01	(5.55%)
5 years	rr_AverageAnnualReturnYear05	(2.64%)
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	516
3 years	rr_ExpenseExampleYear03	890
5 years	rr_ExpenseExampleYear05	1,287
10 years	rr_ExpenseExampleYear10	2,398
1 year	rr_AverageAnnualReturnYear01	(7.69%)
5 years	rr_AverageAnnualReturnYear05	(3.10%)
Since inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	482
5 years	rr_ExpenseExampleYear05	841
10 years	rr_ExpenseExampleYear10	1,852
1 year	rr_AverageAnnualReturnYear01	(4.15%)
5 years	rr_AverageAnnualReturnYear05	(2.16%)
Since inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	327
5 years	rr_ExpenseExampleYear05	576
10 years	rr_ExpenseExampleYear10	1,289
1 year	rr_AverageAnnualReturnYear01	(3.68%)
5 years	rr_AverageAnnualReturnYear05	(1.67%)
Since inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.94%)
5 years	rr_AverageAnnualReturnYear05	(5.11%)
Since inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.90%)
5 years	rr_AverageAnnualReturnYear05	(3.26%)
Since inception	rr_AverageAnnualReturnSinceInception	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2040 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2035 Fund
Goal
Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2035 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2035 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired fund fees and expenses		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Total annual fund operating expenses		1.25%	2.00%	2.00%	1.75%	1.50%	1.00%
Expense reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after expense reimbursement		1.14%	1.89%	1.89%	1.64%	1.39%	0.89%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2035 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	685	692	292	511	142	91
3 years	939	917	617	871	463	307
5 years	1,212	1,268	1,068	1,256	808	542
10 years	1,990	2,125	2,318	2,331	1,781	1,215

Expense Example, No Redemption Putnam RetirementReady 2035 Fund (USD $)	Class B	Class C
1 year	192	192
3 years	617	617
5 years	1,068	1,068
10 years	2,125	2,318

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 42%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	13.51%
Best calendar quarter Q2 2009	19.13%
Worst calendar quarter Q4 2008	-20.71%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2035 Fund	1 year	5 years	Since inception	Inception Date
Class A	(9.26%)	(2.76%)	2.11%	Nov 1, 2004
Class A after taxes on distributions	(9.99%)	(4.54%)	0.40%	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(5.86%)	(2.88%)	1.27%	Nov 1, 2004
Class B	(9.15%)	(2.60%)	2.18%	Nov 1, 2004
Class C	(5.36%)	(2.34%)	2.20%	Nov 1, 2004
Class M	(7.64%)	(2.80%)	1.93%	Nov 1, 2004
Class R	(3.97%)	(1.85%)	2.69%	Nov 1, 2004
Class Y	(3.48%)	(1.36%)	3.21%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 42%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	13.51%
Best calendar quarter Q2 2009	19.13%
Worst calendar quarter Q4 2008	-20.71%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2035 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.14%
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	939
5 years	rr_ExpenseExampleYear05	1,212
10 years	rr_ExpenseExampleYear10	1,990
2005	rr_AnnualReturn2005	7.61%
2006	rr_AnnualReturn2006	14.62%
2007	rr_AnnualReturn2007	1.68%
2008	rr_AnnualReturn2008	(37.24%)
2009	rr_AnnualReturn2009	32.60%
2010	rr_AnnualReturn2010	13.23%
2011	rr_AnnualReturn2011	(3.72%)
1 year	rr_AverageAnnualReturnYear01	(9.26%)
5 years	rr_AverageAnnualReturnYear05	(2.76%)
Since inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.89%
1 year	rr_ExpenseExampleYear01	692
3 years	rr_ExpenseExampleYear03	917
5 years	rr_ExpenseExampleYear05	1,268
10 years	rr_ExpenseExampleYear10	2,125
1 year	rr_ExpenseExampleNoRedemptionYear01	192
3 years	rr_ExpenseExampleNoRedemptionYear03	617
5 years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 years	rr_ExpenseExampleNoRedemptionYear10	2,125
1 year	rr_AverageAnnualReturnYear01	(9.15%)
5 years	rr_AverageAnnualReturnYear05	(2.60%)
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.89%
1 year	rr_ExpenseExampleYear01	292
3 years	rr_ExpenseExampleYear03	617
5 years	rr_ExpenseExampleYear05	1,068
10 years	rr_ExpenseExampleYear10	2,318
1 year	rr_ExpenseExampleNoRedemptionYear01	192
3 years	rr_ExpenseExampleNoRedemptionYear03	617
5 years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 years	rr_ExpenseExampleNoRedemptionYear10	2,318
1 year	rr_AverageAnnualReturnYear01	(5.36%)
5 years	rr_AverageAnnualReturnYear05	(2.34%)
Since inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.64%
1 year	rr_ExpenseExampleYear01	511
3 years	rr_ExpenseExampleYear03	871
5 years	rr_ExpenseExampleYear05	1,256
10 years	rr_ExpenseExampleYear10	2,331
1 year	rr_AverageAnnualReturnYear01	(7.64%)
5 years	rr_AverageAnnualReturnYear05	(2.80%)
Since inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.39%
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	463
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	1,781
1 year	rr_AverageAnnualReturnYear01	(3.97%)
5 years	rr_AverageAnnualReturnYear05	(1.85%)
Since inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	307
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,215
1 year	rr_AverageAnnualReturnYear01	(3.48%)
5 years	rr_AverageAnnualReturnYear05	(1.36%)
Since inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.99%)
5 years	rr_AverageAnnualReturnYear05	(4.54%)
Since inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.86%)
5 years	rr_AverageAnnualReturnYear05	(2.88%)
Since inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2035 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2030 Fund
Goal
Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2030 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2030 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired fund fees and expenses		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Total annual fund operating expenses		1.21%	1.96%	1.96%	1.71%	1.46%	0.96%
Expense reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after expense reimbursement		1.10%	1.85%	1.85%	1.60%	1.35%	0.85%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2030 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	681	688	288	507	137	87
3 years	927	905	605	860	451	295
5 years	1,192	1,247	1,047	1,236	787	520
10 years	1,947	2,082	2,276	2,290	1,737	1,168

Expense Example, No Redemption Putnam RetirementReady 2030 Fund (USD $)	Class B	Class C
1 year	188	188
3 years	605	605
5 years	1,047	1,047
10 years	2,082	2,276

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 41%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	12.53%
Best calendar quarter Q2 2009	18.80%
Worst calendar quarter Q4 2008	-20.41%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2030 Fund	1 year	5 years	Since inception	Inception Date
Class A	(8.68%)	(2.41%)	2.18%	Nov 1, 2004
Class A after taxes on distributions	(9.30%)	(4.00%)	0.62%	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(5.53%)	(2.48%)	1.41%	Nov 1, 2004
Class B	(8.55%)	(2.25%)	2.26%	Nov 1, 2004
Class C	(4.81%)	(1.99%)	2.25%	Nov 1, 2004
Class M	(6.95%)	(2.44%)	2.00%	Nov 1, 2004
Class R	(3.36%)	(1.49%)	2.77%	Nov 1, 2004
Class Y	(2.81%)	(1.00%)	3.29%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 41%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	12.53%
Best calendar quarter Q2 2009	18.80%
Worst calendar quarter Q4 2008	-20.41%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	927
5 years	rr_ExpenseExampleYear05	1,192
10 years	rr_ExpenseExampleYear10	1,947
2005	rr_AnnualReturn2005	7.27%
2006	rr_AnnualReturn2006	13.99%
2007	rr_AnnualReturn2007	1.85%
2008	rr_AnnualReturn2008	(36.38%)
2009	rr_AnnualReturn2009	33.08%
2010	rr_AnnualReturn2010	12.44%
2011	rr_AnnualReturn2011	(3.12%)
1 year	rr_AverageAnnualReturnYear01	(8.68%)
5 years	rr_AverageAnnualReturnYear05	(2.41%)
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
1 year	rr_ExpenseExampleYear01	688
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,247
10 years	rr_ExpenseExampleYear10	2,082
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	605
5 years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 years	rr_ExpenseExampleNoRedemptionYear10	2,082
1 year	rr_AverageAnnualReturnYear01	(8.55%)
5 years	rr_AverageAnnualReturnYear05	(2.25%)
Since inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	605
5 years	rr_ExpenseExampleYear05	1,047
10 years	rr_ExpenseExampleYear10	2,276
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	605
5 years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 years	rr_ExpenseExampleNoRedemptionYear10	2,276
1 year	rr_AverageAnnualReturnYear01	(4.81%)
5 years	rr_AverageAnnualReturnYear05	(1.99%)
Since inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	507
3 years	rr_ExpenseExampleYear03	860
5 years	rr_ExpenseExampleYear05	1,236
10 years	rr_ExpenseExampleYear10	2,290
1 year	rr_AverageAnnualReturnYear01	(6.95%)
5 years	rr_AverageAnnualReturnYear05	(2.44%)
Since inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	451
5 years	rr_ExpenseExampleYear05	787
10 years	rr_ExpenseExampleYear10	1,737
1 year	rr_AverageAnnualReturnYear01	(3.36%)
5 years	rr_AverageAnnualReturnYear05	(1.49%)
Since inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	295
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,168
1 year	rr_AverageAnnualReturnYear01	(2.81%)
5 years	rr_AverageAnnualReturnYear05	(1.00%)
Since inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.30%)
5 years	rr_AverageAnnualReturnYear05	(4.00%)
Since inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.53%)
5 years	rr_AverageAnnualReturnYear05	(2.48%)
Since inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2030 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2025 Fund
Goal
Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2025 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2025 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired fund fees and expenses		0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Total annual fund operating expenses		1.17%	1.92%	1.92%	1.67%	1.42%	0.92%
Expense reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursement		1.07%	1.82%	1.82%	1.57%	1.32%	0.82%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2025 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	678	685	285	504	134	84
3 years	916	893	593	849	440	283
5 years	1,173	1,227	1,027	1,217	767	500
10 years	1,905	2,040	2,235	2,249	1,693	1,122

Expense Example, No Redemption Putnam RetirementReady 2025 Fund (USD $)	Class B	Class C
1 year	185	185
3 years	593	593
5 years	1,027	1,027
10 years	2,040	2,235

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 43%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	11.06%
Best calendar quarter Q2 2009	17.52%
Worst calendar quarter Q4 2008	-19.94%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2025 Fund	1 year	5 years	Since inception	Inception Date
Class A	(7.42%)	(2.10%)	2.20%	Nov 1, 2004
Class A after taxes on distributions	(8.37%)	(3.69%)	0.64%	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(4.67%)	(2.25%)	1.40%	Nov 1, 2004
Class B	(7.19%)	(1.94%)	2.28%	Nov 1, 2004
Class C	(3.42%)	(1.66%)	2.28%	Nov 1, 2004
Class M	(5.62%)	(2.13%)	2.03%	Nov 1, 2004
Class R	(1.99%)	(1.18%)	2.80%	Nov 1, 2004
Class Y	(1.48%)	(0.68%)	3.31%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 43%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	11.06%
Best calendar quarter Q2 2009	17.52%
Worst calendar quarter Q4 2008	-19.94%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.94%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2025 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	916
5 years	rr_ExpenseExampleYear05	1,173
10 years	rr_ExpenseExampleYear10	1,905
2005	rr_AnnualReturn2005	6.92%
2006	rr_AnnualReturn2006	13.27%
2007	rr_AnnualReturn2007	2.10%
2008	rr_AnnualReturn2008	(35.04%)
2009	rr_AnnualReturn2009	31.87%
2010	rr_AnnualReturn2010	11.08%
2011	rr_AnnualReturn2011	(1.77%)
1 year	rr_AverageAnnualReturnYear01	(7.42%)
5 years	rr_AverageAnnualReturnYear05	(2.10%)
Since inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	893
5 years	rr_ExpenseExampleYear05	1,227
10 years	rr_ExpenseExampleYear10	2,040
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	593
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 years	rr_ExpenseExampleNoRedemptionYear10	2,040
1 year	rr_AverageAnnualReturnYear01	(7.19%)
5 years	rr_AverageAnnualReturnYear05	(1.94%)
Since inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	593
5 years	rr_ExpenseExampleYear05	1,027
10 years	rr_ExpenseExampleYear10	2,235
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	593
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 years	rr_ExpenseExampleNoRedemptionYear10	2,235
1 year	rr_AverageAnnualReturnYear01	(3.42%)
5 years	rr_AverageAnnualReturnYear05	(1.66%)
Since inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.57%
1 year	rr_ExpenseExampleYear01	504
3 years	rr_ExpenseExampleYear03	849
5 years	rr_ExpenseExampleYear05	1,217
10 years	rr_ExpenseExampleYear10	2,249
1 year	rr_AverageAnnualReturnYear01	(5.62%)
5 years	rr_AverageAnnualReturnYear05	(2.13%)
Since inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,693
1 year	rr_AverageAnnualReturnYear01	(1.99%)
5 years	rr_AverageAnnualReturnYear05	(1.18%)
Since inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	283
5 years	rr_ExpenseExampleYear05	500
10 years	rr_ExpenseExampleYear10	1,122
1 year	rr_AverageAnnualReturnYear01	(1.48%)
5 years	rr_AverageAnnualReturnYear05	(0.68%)
Since inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.37%)
5 years	rr_AverageAnnualReturnYear05	(3.69%)
Since inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.67%)
5 years	rr_AverageAnnualReturnYear05	(2.25%)
Since inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2025 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2020 Fund
Goal
Putnam RetirementReady 2020 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2020 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2020 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired fund fees and expenses		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Total annual fund operating expenses		1.14%	1.89%	1.89%	1.64%	1.39%	0.89%
Expense reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursement		1.04%	1.79%	1.79%	1.54%	1.29%	0.79%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2020 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	675	682	282	501	131	81
3 years	907	884	584	840	430	274
5 years	1,157	1,212	1,012	1,201	751	483
10 years	1,873	2,008	2,203	2,218	1,660	1,087

Expense Example, No Redemption Putnam RetirementReady 2020 Fund (USD $)	Class B	Class C
1 year	182	182
3 years	584	584
5 years	1,012	1,012
10 years	2,008	2,203

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 39%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2020 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	9.43%
Best calendar quarter Q2 2009	15.31%
Worst calendar quarter Q4 2008	-19.30%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2020 Fund	1 year	5 years	Since inception	Inception Date
Class A	(6.43%)	(1.81%)	1.95%	Nov 1, 2004
Class A after taxes on distributions	(7.70%)	(3.42%)	0.39%	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(4.00%)	(2.11%)	1.10%	Nov 1, 2004
Class B	(6.17%)	(1.65%)	2.03%	Nov 1, 2004
Class C	(2.35%)	(1.37%)	2.04%	Nov 1, 2004
Class M	(4.67%)	(1.83%)	1.78%	Nov 1, 2004
Class R	(0.99%)	(0.89%)	2.55%	Nov 1, 2004
Class Y	(0.43%)	(0.38%)	3.06%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2020 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 39%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2020 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	9.43%
Best calendar quarter Q2 2009	15.31%
Worst calendar quarter Q4 2008	-19.30%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	675
3 years	rr_ExpenseExampleYear03	907
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	1,873
2005	rr_AnnualReturn2005	6.18%
2006	rr_AnnualReturn2006	11.40%
2007	rr_AnnualReturn2007	2.09%
2008	rr_AnnualReturn2008	(32.87%)
2009	rr_AnnualReturn2009	30.06%
2010	rr_AnnualReturn2010	9.49%
2011	rr_AnnualReturn2011	(0.75%)
1 year	rr_AverageAnnualReturnYear01	(6.43%)
5 years	rr_AverageAnnualReturnYear05	(1.81%)
Since inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.79%
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	884
5 years	rr_ExpenseExampleYear05	1,212
10 years	rr_ExpenseExampleYear10	2,008
1 year	rr_ExpenseExampleNoRedemptionYear01	182
3 years	rr_ExpenseExampleNoRedemptionYear03	584
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	2,008
1 year	rr_AverageAnnualReturnYear01	(6.17%)
5 years	rr_AverageAnnualReturnYear05	(1.65%)
Since inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.79%
1 year	rr_ExpenseExampleYear01	282
3 years	rr_ExpenseExampleYear03	584
5 years	rr_ExpenseExampleYear05	1,012
10 years	rr_ExpenseExampleYear10	2,203
1 year	rr_ExpenseExampleNoRedemptionYear01	182
3 years	rr_ExpenseExampleNoRedemptionYear03	584
5 years	rr_ExpenseExampleNoRedemptionYear05	1,012
10 years	rr_ExpenseExampleNoRedemptionYear10	2,203
1 year	rr_AverageAnnualReturnYear01	(2.35%)
5 years	rr_AverageAnnualReturnYear05	(1.37%)
Since inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	501
3 years	rr_ExpenseExampleYear03	840
5 years	rr_ExpenseExampleYear05	1,201
10 years	rr_ExpenseExampleYear10	2,218
1 year	rr_AverageAnnualReturnYear01	(4.67%)
5 years	rr_AverageAnnualReturnYear05	(1.83%)
Since inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	430
5 years	rr_ExpenseExampleYear05	751
10 years	rr_ExpenseExampleYear10	1,660
1 year	rr_AverageAnnualReturnYear01	(0.99%)
5 years	rr_AverageAnnualReturnYear05	(0.89%)
Since inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,087
1 year	rr_AverageAnnualReturnYear01	(0.43%)
5 years	rr_AverageAnnualReturnYear05	(0.38%)
Since inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.70%)
5 years	rr_AverageAnnualReturnYear05	(3.42%)
Since inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.00%)
5 years	rr_AverageAnnualReturnYear05	(2.11%)
Since inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2020 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2015 Fund
Goal
Putnam RetirementReady 2015 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam RetirementReady 2015 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam RetirementReady 2015 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired fund fees and expenses		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total annual fund operating expenses		1.11%	1.86%	1.86%	1.61%	1.36%	0.86%
Expense reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after expense reimbursement		1.00%	1.75%	1.75%	1.50%	1.25%	0.75%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam RetirementReady 2015 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	671	678	278	497	127	77
3 years	897	874	574	830	420	263
5 years	1,141	1,196	996	1,185	734	466
10 years	1,840	1,975	2,171	2,185	1,626	1,051

Expense Example, No Redemption Putnam RetirementReady 2015 Fund (USD $)	Class B	Class C
1 year	178	178
3 years	574	574
5 years	996	996
10 years	1,975	2,171

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 40%.
Investments
The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2015 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	7.83%
Best calendar quarter Q2 2009	12.72%
Worst calendar quarter Q4 2008	-18.19%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam RetirementReady 2015 Fund	1 year	5 years	Since inception	Inception Date
Class A	(6.25%)	(1.53%)	1.58%	Nov 1, 2004
Class A after taxes on distributions	(7.72%)	(3.19%)	(0.08%)	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(3.92%)	(2.01%)	0.63%	Nov 1, 2004
Class B	(5.96%)	(1.40%)	1.66%	Nov 1, 2004
Class C	(2.20%)	(1.11%)	1.66%	Nov 1, 2004
Class M	(4.48%)	(1.55%)	1.42%	Nov 1, 2004
Class R	(0.71%)	(0.61%)	2.18%	Nov 1, 2004
Class Y	(0.24%)	(0.10%)	2.68%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam RetirementReady 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam RetirementReady 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam RetirementReady 2015 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 40%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2015 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The fund's target allocations will become increasingly conservative over time and will change gradually based on the number of remaining years until the fund's target date.

The following table presents your fund's approximate asset allocations as of November 30, 2012 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund's allocations may change over time to increasingly emphasize capital preservation and income.

				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic
Asset Allocation
Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic
Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative
Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	9.0%	11.8%	13.5%	12.3%	5.9%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.4%	4.0%	5.3%	7.4%	13.5%	23.6%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.7%	9.9%	15.6%	21.0%
Putnam Absolute
Return 100 Fund	0.6%	0.8%	1.5%	2.5%	2.5%	3.0%	4.0%	5.2%	7.2%	9.0%

Equity**	95.0%	94.0%	90.0%	85.0%	78.0%	70.0%	60.0%	48.0%	35.0%	25.0%
Fixed Income**	5.0%	6.0%	10.0%	15.0%	22.0%	30.0%	40.0%	52.0%	65.0%	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumption that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund's investments towards its target allocations then in effect. Near the end of the target year, the fund's target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	7.83%
Best calendar quarter Q2 2009	12.72%
Worst calendar quarter Q4 2008	-18.19%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam RetirementReady 2015 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	671
3 years	rr_ExpenseExampleYear03	897
5 years	rr_ExpenseExampleYear05	1,141
10 years	rr_ExpenseExampleYear10	1,840
2005	rr_AnnualReturn2005	5.30%
2006	rr_AnnualReturn2006	9.21%
2007	rr_AnnualReturn2007	2.39%
2008	rr_AnnualReturn2008	(29.31%)
2009	rr_AnnualReturn2009	27.00%
2010	rr_AnnualReturn2010	7.40%
2011	rr_AnnualReturn2011	(0.50%)
1 year	rr_AverageAnnualReturnYear01	(6.25%)
5 years	rr_AverageAnnualReturnYear05	(1.53%)
Since inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	874
5 years	rr_ExpenseExampleYear05	1,196
10 years	rr_ExpenseExampleYear10	1,975
1 year	rr_ExpenseExampleNoRedemptionYear01	178
3 years	rr_ExpenseExampleNoRedemptionYear03	574
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	1,975
1 year	rr_AverageAnnualReturnYear01	(5.96%)
5 years	rr_AverageAnnualReturnYear05	(1.40%)
Since inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	278
3 years	rr_ExpenseExampleYear03	574
5 years	rr_ExpenseExampleYear05	996
10 years	rr_ExpenseExampleYear10	2,171
1 year	rr_ExpenseExampleNoRedemptionYear01	178
3 years	rr_ExpenseExampleNoRedemptionYear03	574
5 years	rr_ExpenseExampleNoRedemptionYear05	996
10 years	rr_ExpenseExampleNoRedemptionYear10	2,171
1 year	rr_AverageAnnualReturnYear01	(2.20%)
5 years	rr_AverageAnnualReturnYear05	(1.11%)
Since inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	497
3 years	rr_ExpenseExampleYear03	830
5 years	rr_ExpenseExampleYear05	1,185
10 years	rr_ExpenseExampleYear10	2,185
1 year	rr_AverageAnnualReturnYear01	(4.48%)
5 years	rr_AverageAnnualReturnYear05	(1.55%)
Since inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	420
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	1,626
1 year	rr_AverageAnnualReturnYear01	(0.71%)
5 years	rr_AverageAnnualReturnYear05	(0.61%)
Since inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,051
1 year	rr_AverageAnnualReturnYear01	(0.24%)
5 years	rr_AverageAnnualReturnYear05	(0.10%)
Since inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.72%)
5 years	rr_AverageAnnualReturnYear05	(3.19%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.92%)
5 years	rr_AverageAnnualReturnYear05	(2.01%)
Since inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam RetirementReady 2015 Fund | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam Retirement Income Fund Lifestyle 1
Putnam Retirement Income Fund Lifestyle 1
Goal
Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Retirement Income Fund Lifestyle 1	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Retirement Income Fund Lifestyle 1		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Acquired fund fees and expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total annual fund operating expenses		1.09%	1.84%	1.84%	1.34%	1.34%	0.84%
Expense reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total annual fund operating expenses after expense reimbursement		0.97%	1.72%	1.72%	1.22%	1.22%	0.72%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Retirement Income Fund Lifestyle 1 (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	495	675	275	445	124	74
3 years	722	867	567	725	413	256
5 years	966	1,185	985	1,025	723	455
10 years	1,666	1,953	2,150	1,876	1,603	1,027

Expense Example, No Redemption Putnam Retirement Income Fund Lifestyle 1 (USD $)	Class B	Class C
1 year	175	175
3 years	567	567
5 years	985	985
10 years	1,953	2,150

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 40%.
Investments
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund's approximate asset allocations as of November 30, 2012.

Underlying fund*

Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Money Market Fund	6.0%
Putnam Absolute Return 500 Fund	30.0%
Putnam Absolute Return 300 Fund	21.0%
Putnam Absolute Return 100 Fund	9.0%

Equity**	25.0%
Fixed Income**	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, and Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment. Actual allocations will vary.

The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds' prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund's performance results may not be sustainable.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/12	6.51%
Best calendar quarter Q2 2009	14.77%
Worst calendar quarter Q4 2008	-16.26%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Retirement Income Fund Lifestyle 1	1 year	5 years	Since inception	Inception Date
Class A	(4.40%)	0.12%	1.65%	Nov 1, 2004
Class A after taxes on distributions	(4.94%)	(1.34%)	0.22%	Nov 1, 2004
Class A after taxes on distributions and sale of fund shares	(2.78%)	(0.66%)	0.66%	Nov 1, 2004
Class B	(6.03%)	(0.15%)	1.46%	Nov 1, 2004
Class C	(2.08%)	0.19%	1.47%	Nov 1, 2004
Class M	(3.99%)	(0.20%)	1.27%	Nov 1, 2004
Class R	(0.64%)	0.68%	1.97%	Nov 1, 2004
Class Y	(0.09%)	1.19%	2.48%	Nov 1, 2004
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.48%	Nov 1, 2004
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.62%	Nov 1, 2004

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam Retirement Income Fund Lifestyle 1
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Retirement Income Fund Lifestyle 1
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 83 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	11/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 40%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 80 of the fund?s prospectus and in How to buy shares beginning on page II-1 of the fund?s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund's approximate asset allocations as of November 30, 2012.

Underlying fund*

Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Money Market Fund	6.0%
Putnam Absolute Return 500 Fund	30.0%
Putnam Absolute Return 300 Fund	21.0%
Putnam Absolute Return 100 Fund	9.0%

Equity**	25.0%
Fixed Income**	75.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund's strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, and Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment. Actual allocations will vary.

		The fund's target allocations may differ from this illustration. We may change the fund's target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds' prospectuses.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor's retirement.

Our allocation of assets among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds in the underlying funds' portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the underlying funds' bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds' investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as "junk bonds"), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund's active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund's allocation of assets among permitted asset categories may hurt performance. An underlying fund's use of leverage obtained through derivatives increases these risks by increasing investment exposure. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

		The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund's performance results may not be sustainable.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 9/30/12	6.51%
Best calendar quarter Q2 2009	14.77%
Worst calendar quarter Q4 2008	-16.26%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Retirement Income Fund Lifestyle 1 | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	495
3 years	rr_ExpenseExampleYear03	722
5 years	rr_ExpenseExampleYear05	966
10 years	rr_ExpenseExampleYear10	1,666
2005	rr_AnnualReturn2005	3.26%
2006	rr_AnnualReturn2006	6.00%
2007	rr_AnnualReturn2007	2.66%
2008	rr_AnnualReturn2008	(24.38%)
2009	rr_AnnualReturn2009	28.72%
2010	rr_AnnualReturn2010	5.27%
2011	rr_AnnualReturn2011	(0.39%)
1 year	rr_AverageAnnualReturnYear01	(4.40%)
5 years	rr_AverageAnnualReturnYear05	0.12%
Since inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.72%
1 year	rr_ExpenseExampleYear01	675
3 years	rr_ExpenseExampleYear03	867
5 years	rr_ExpenseExampleYear05	1,185
10 years	rr_ExpenseExampleYear10	1,953
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	567
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	1,953
1 year	rr_AverageAnnualReturnYear01	(6.03%)
5 years	rr_AverageAnnualReturnYear05	(0.15%)
Since inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.72%
1 year	rr_ExpenseExampleYear01	275
3 years	rr_ExpenseExampleYear03	567
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	2,150
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	567
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	2,150
1 year	rr_AverageAnnualReturnYear01	(2.08%)
5 years	rr_AverageAnnualReturnYear05	0.19%
Since inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.40%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	445
3 years	rr_ExpenseExampleYear03	725
5 years	rr_ExpenseExampleYear05	1,025
10 years	rr_ExpenseExampleYear10	1,876
1 year	rr_AverageAnnualReturnYear01	(3.99%)
5 years	rr_AverageAnnualReturnYear05	(0.20%)
Since inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	413
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,603
1 year	rr_AverageAnnualReturnYear01	(0.64%)
5 years	rr_AverageAnnualReturnYear05	0.68%
Since inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,027
1 year	rr_AverageAnnualReturnYear01	(0.09%)
5 years	rr_AverageAnnualReturnYear05	1.19%
Since inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.94%)
5 years	rr_AverageAnnualReturnYear05	(1.34%)
Since inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.78%)
5 years	rr_AverageAnnualReturnYear05	(0.66%)
Since inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Putnam Retirement Income Fund Lifestyle 1 | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012